Securities - Pre-Tax Net Securities Gains (Losses) by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	$ (85)	$ (68)	$ (443)
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	(24)	(76)	12
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	24	2	49
Non-U.S. government
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	(46)	2	3
Other ABS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	(13)	0	1
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	$ (26)	$ 4	(508)
State and political subdivisions
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)			(337)
Corporate bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)			$ (177)